Share Based Payments - Equity incentive plan - Non-vested share awards (Details) - Jun. 30, 2015 - USD ($)	Total
Share Based Payments - Equity incentive plan - Non-vested share awards [Abstract]
Unrecognized cost of unvested share-based compensation awards	$ 868,947
Remaining weighted average period of recognition for unrecognized cost of share-based compensation awards	10 months 10 days